ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                         Direct Dial Number 847.402.6461
                             Facsimile 847.402.3781


BRUCE A. TEICHNER
ASSOCIATE COUNSEL



April 18, 2006



BY EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      Allstate Life Insurance Company ("Allstate Life")
         Allstate Financial Advisors Separate Account I ("Registrant") Post-Effective Amendment No. 11 to Form N-4 ("Registration Statement") File Nos. 333-114562 and 811-09327
         CIK No.  0001085612

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of post-effective amendment No. 11 ("Amendment") to the above-referenced registration statement ("Registration Statement") under the Securities Act of 1933 ("Securities Act"). The Amendment also constitutes amendment No. 66 to the Registration Statement under the Investment Company Act of 1940.
                                  1. Background

On January 20, 2006, Allstate Life Insurance Company ("Allstate Life"), on behalf of itself and Allstate Financial Advisors Separate Account I, filed Post-Effective Amendment No. 9 to its Form N-4 registration statement (File No. 333-114562) pursuant to Rule 485(a) under the Securities Act ("January 20 Amendment"). The purpose of the January 20 Amendment was to add a prospectus supplement that described two new living benefit options, the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option") and the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option") (the SureIncome Plus Option and the SureIncome For Life Option are collectively hereinafter referred to as the "Withdrawal Benefit Options").

In a letter dated February 7, 2006 to William J. Kotapish, Esq., Chief, Office of Insurance Products, Allstate Life, Allstate Life Insurance Company of New York, Allstate Financial Advisors Separate Account I (File Nos. 333-114560, 333-114561, 333-114562, 333-102934 and 811-09327), and Allstate Life of New York
Separate Account A (File Nos. 333-74411, 333-61698, 333-66710 and 811-07467)
(collectively, "Allstate") requested that the Commission permit Allstate to amend disclosure relating to the Withdrawal Benefit Options available under the contracts described in their respective registration statements by means of "485(b)" post-effective amendment filings pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 ("Securities Act"). Allstate received oral approval of its 485(b)(1)(vii) request on March 22, 2006 from Alison White, Esq. of the Commission staff, reviewer for Allstate Life's Form N-4 registration statements.

                           2. Purpose of the Amendment

Registrant is filing the Amendment to:

o amend disclosure relating to the Withdrawal Benefit Options available under the contracts consistent with the staff's comments to the January 20th Amendment;

o reflect changes to the lineup of variable sub-accounts available under the Contracts;

o reflect disclosure changes in connection with the annual update of the Registration Statement and include year-end financial statements for Allstate Life and the Registrant;

o    add exhibits required by Form N-4; and

o    reflect other non-material changes to the Registration Statement.

The Amendment relates to the variable portion of the Contracts that are funded through the Registrant. The fixed portions of the Contracts, which contain a "market value adjustment" feature and which are funded through Allstate Life's general account, are separately registered on Form S-3 (File No. 333-100068). Allstate Life will file an annual update amendment to the Form S-3 registration statement on or before May 1, 2006.

                              3. Procedural Matters

Registrant is filing the Amendment pursuant to Rule 485(b) under the Securities Act. In that connection, we represent that the Amendment does not contain disclosures that would render it ineligible to become effective under that Rule.

                         4. Timetable for Effectiveness

As noted in the facing page to the Amendment, the Amendment is scheduled to go effective automatically on May 1, 2006.

                               ------------------

Please direct any question or comment to me at the number above or to Christopher S. Petito, Esq. (202/986-8283) at LeBoeuf, Lamb, Green & MacRae LLP. Thank you.


                                                     Sincerely,

                                                     /s/ BRUCE A. TEICHNER
                                                     Bruce A. Teichner


Enclosures

cc:   Alison White, Esq.,
      Securities and Exchange Commission

      Christopher S. Petito, Esq.
      LeBoeuf, Lamb, Green & MacRae LLP